Earnings (Losses) per share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Earnings (Losses) per share
5.11 Earnings (Losses) per share
Basic
Basic earnings (losses) per share are calculated by dividing the profit attributable to equity holders of the Company by the weighted average number of outstanding shares during the year, excluding shares purchased by the Company and held as treasury shares (see Notes 5.22 and 5.23).

	Year ended December 31
	2024	2023	2022
Net profit (loss) from continuing operations attributable to equity holders of the Company (in € thousand)	(12,247)	(101,429)	(143,279)
Weighted average number of outstanding shares	145,705,876	138,624,381	115,473,914
BASIC EARNINGS (LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ PER SHARE)	(0.08)	(0.73)	(1.24)
Diluted
Diluted earnings per share are calculated by adjusting the weighted average number of ordinary outstanding shares to assume conversion of all dilutive potential ordinary shares. The Company has share options as dilutive potential ordinary shares. For the share options, a calculation is done to determine the number of shares that could have been acquired at fair value (determined as the average annual market share price of the Company’s shares) based on the monetary value of the subscription rights attached to outstanding share options. The number of shares calculated as above is compared with the number of shares that would have been issued assuming the exercise of the share options.

	Year ended December 31
	2024	2023	2022
Profit used to determine diluted earnings per share (in € thousand)	(12,247)	(101,429)	(143,279)
Weighted average number of outstanding shares for diluted earnings (losses) per share (1)	145,705,876	138,624,381	115,473,914
DILUTED EARNINGS/(LOSSES) FROM CONTINUING OPERATIONS PER SHARE (€ PER SHARE)	(0.08)	(0.73)	(1.24)
(1)    Potentially dilutive securities (2024: 1,627,520 share options; 2023: 2,861,904 share options, 2022: 1,504,892) have been excluded from the computation of diluted weighted-average shares outstanding, because such securities had an antidilutive impact due to the losses reported.